INCOME TAXES - Summary of Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets
Allowance and reserves	$ 2,079	$ 1,980
Net operating loss carryforward	164,540	164,343
Tax credit carryforwards	5,543	5,006
Property, plant and equipment	314	217
Accrued warranties	9	13
Other	12,456	12,938
Total deferred tax assets	184,941	184,497
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(68)	(136)
Prepaid expense	(36)	(41)
Total deferred tax liabilities	(104)	(177)
Total net deferred tax assets	184,837	184,320
Less: Valuation allowance	(184,694)	(183,941)
Total net deferred tax assets	$ 143	$ 379